Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Supplemental Cash Flow Information
26.	Supplemental Cash Flow Information
Change in
Non-Cash
Working Capital

	Years Ended December 31

(in thousands)	2022	2021

Change in non-cash working capital

Accounts receivable	$2,023	$(5,695)

Cobalt inventory	1,579	(4,444)

Accounts payable and accrued liabilities	(1,318)	1,095

Other	(711)	972

Total change in non-cash working capital	$1,573	$(8,072)

Non-Cash
Transactions – Receipt of Shares as Consideration for Termination of Keno Hill PMPA
As more fully described in notes 1

and 1
8
, on September 7, 2022, the Company terminated the Keno Hill PMPA in exchange for 34,800,989 common shares of Hecla valued at $141 million.
Non-Cash
Transactions – Termination of Convertible Note Receivable and
Non-Revolving
Term Loan
As more fully described in notes 1

, 1

 and 1

, on February 18, 2022, the Company terminated the Kutcho Convertible Note and non-revolving
term loan in exchange for shares of Kutcho valued at $6.7 million in addition to certain other modifications to the Kutcho Early Deposit Agreement (Note 1
5
).
Non-Cash
Transactions – Payment of Dividends Under DRIP
As more fully described in Note

.2, during the year ended December 31, 2022, the Company declared and paid dividends to its shareholders in the amount of $0.60 per common share for total dividends of $271 million. Approximately 12% of shareholders elected to have their dividends reinvested in common shares of the Company under the Company’s dividend reinvestment plan (“DRIP”). As a result, $237 million of dividend payments were made in cash and $34 million in common shares issued. For the comparable period in 2021, the Company declared and paid dividends to its shareholders in the amount of $0.57 per common share for total dividends of $257 million, with the payment being comprised of $218 million in cash and $39 million in common shares issued.
Non-Cash
Transactions – Receipt of Shares as Consideration for Disposal of Long-Term Equity Investments
During 2022, the Company received common shares valued at $4.6 million as consideration for the disposal of long-term equity investments.
Cash and Cash Equivalents

	December 31	December 31

(in thousands)	2022	2021

Cash and cash equivalents comprised of:

Cash	$170,155	$126,053

Cash equivalents	525,934	99,992

Total cash and cash equivalents	$696,089	$226,045
Cash equivalents include short-term deposits, treasury bills, commercial paper, bankers’ depository notes and bankers’ acceptances with terms to maturity at inception of less than three months.